                                                                               .
                                                                               .
                                                                               .

                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        June, 2007
Payment Date                                                                                                              7/16/2007
Transaction Month                                                                                                                 1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                             WEIGHTED AVG REMAINING
                                                                  DOLLAR AMOUNT        # OF RECEIVABLES          TERM AT CUTOFF
                                                                -----------------   ----------------------   ----------------------
Initial Pool Balance                                            $2,224,998,964.25                  102,246              56.5 months

                                                                  DOLLAR AMOUNT       NOTE INTEREST RATE      LEGAL FINAL MATURITY
                                                                -----------------   ----------------------   ----------------------
Original Securities:
   Class A-1 Notes                                              $  466,000,000.00                  5.34852%           July 15, 2008
   Class A-2a Notes                                             $  300,000,000.00                    5.420%          April 15, 2010
   Class A-2b Notes                                             $  287,596,000.00   one-month LIBOR + 0.01%          April 15, 2010
   Class A-3a Notes                                             $  255,444,000.00                    5.400%         August 15, 2011
   Class A-3b Notes                                             $  294,000,000.00   one-month LIBOR + 0.03%         August 15, 2011
   Class A-4a Notes                                             $  144,330,000.00                    5.470%           June 15, 2012
   Class A-4b Notes                                             $  145,000,000.00   one-month LIBOR + 0.05%           June 15, 2012
   Class B Notes                                                $   59,759,000.00                    5.600%        October 15, 2012
   Class C Notes                                                $   39,840,000.00                    5.800%       February 15, 2013
   Class D Notes                                                $   39,839,000.00                    7.050%       December 15, 2013
                                                                -----------------
      Total                                                     $2,031,808,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                              $ 8,012,638.98
PRINCIPAL:
   Principal Collections                                                                                             $41,370,597.65
   Prepayments in Full                                                                                               $18,779,942.85
   Liquidation Proceeds                                                                                              $    49,839.10
   Recoveries                                                                                                        $         0.00
                                                                                                                     --------------
      SUB TOTAL                                                                                                      $60,200,379.60
                                                                                                                     --------------
COLLECTIONS                                                                                                          $68,213,018.58
PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                             $ 1,065,089.58
   Purchase Amounts Related to Interest                                                                              $     4,459.16
                                                                                                                     --------------
      SUB TOTAL                                                                                                      $ 1,069,548.74
Clean-up Call                                                                                                        $         0.00
                                                                                                                     --------------
Reserve Account Draw Amount                                                                                          $         0.00
Net Swap Receipt - Tranche A-2b                                                                                      $    31,076.35
Net Swap Receipt - Tranche A-3b                                                                                      $    37,811.67
Net Swap Receipt - Tranche A-4b                                                                                      $    17,279.17
                                                                                                                     --------------
AVAILABLE FUNDS                                                                                                      $69,368,734.51

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        June, 2007
Payment Date                                                                                                              7/16/2007
Transaction Month                                                                                                                 1

III. DISTRIBUTIONS

                                                                                                        CARRYOVER      REMAINING
AVAILABLE FUNDS                                        CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                                        -----------------   --------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses                          $          0.00   $         0.00       $0.00       $0.00    $69,368,734.51
Indenture Trustee Fees and                               $          0.00   $         0.00       $0.00       $0.00    $69,368,734.51
Servicing Fee                                            $  1,854,165.80   $ 1,854,165.80       $0.00       $0.00    $67,514,568.71
Net Swap Payment - Tranche A-2b                          $          0.00   $         0.00       $0.00       $0.00    $67,514,568.71
Net Swap Payment - Tranche A-3b                          $          0.00   $         0.00       $0.00       $0.00    $67,514,568.71
Net Swap Payment - Tranche A-4b                          $          0.00   $         0.00       $0.00       $0.00    $67,514,568.71
Swap Termination Payment                                 $          0.00   $         0.00       $0.00       $0.00    $67,514,568.71
Interest - Class A-1 Notes                               $  1,315,438.78   $ 1,315,438.78       $0.00       $0.00    $66,199,129.93
Interest - Class A-2a Notes                              $    813,000.00   $   813,000.00       $0.00       $0.00    $65,386,129.93
Interest - Class A-2b Notes                              $    809,023.53   $   809,023.53       $0.00       $0.00    $64,577,106.40
Interest - Class A-3a Notes                              $    689,698.80   $   689,698.80       $0.00       $0.00    $63,887,407.60
Interest - Class A-3b Notes                              $    830,141.67   $   830,141.67       $0.00       $0.00    $63,057,265.93
Interest - Class A-4a Notes                              $    394,742.55   $   394,742.55       $0.00       $0.00    $62,662,523.38
Interest - Class A-4b Notes                              $    410,954.17   $   410,954.17       $0.00       $0.00    $62,251,569.21
First Priority Principal Payment                         $          0.00   $         0.00       $0.00       $0.00    $62,251,569.21
Interest - Class B Notes                                 $    167,325.20   $   167,325.20       $0.00       $0.00    $62,084,244.01
Second Priority Principal Payment                        $ 13,888,029.72   $13,888,029.72       $0.00       $0.00    $48,196,214.29
Interest - Class C Notes                                 $    115,536.00   $   115,536.00       $0.00       $0.00    $48,080,678.29
Third Priority Principal Payment                         $ 39,840,000.00   $39,840,000.00       $0.00       $0.00    $ 8,240,678.29
Interest - Class D Notes                                 $    140,432.48   $   140,432.48       $0.00       $0.00    $ 8,100,245.81
Reserve Account Deposit                                  $          0.00   $         0.00       $0.00       $0.00    $ 8,100,245.81
Regular Principal Payment                                $412,271,970.28   $ 8,100,245.81       $0.00       $0.00    $         0.00
Subordinated Swap Termination                            $          0.00   $         0.00       $0.00       $0.00    $         0.00
Additional Trustee Fees and                              $          0.00   $         0.00       $0.00       $0.00    $         0.00
Residual Released to Depositor                           $          0.00   $         0.00       $0.00       $0.00    $         0.00
                                                                           --------------
TOTAL                                                                      $69,368,734.51

                                                                             PRINCIPAL PAYMENT:
                                                                                First Priority Principal Payment     $         0.00
                                                                                Second Priority Principal Payment    $13,888,029.72
                                                                                Third Priority Principal Payment     $39,840,000.00
                                                                                Regular Principal Payment            $ 8,100,245.81
                                                                                                                     --------------
                                                                                TOTAL                                $61,828,275.53

IV. NOTEHOLDER PAYMENTS

                                  NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS             TOTAL PAYMENT
                                 ------------------------------   -----------------------------   ---------------------------------
                                                  PER $1,000 OF                   PER $1,000 OF
                                                     ORIGINAL                        ORIGINAL                        PER $1,000 OF
                                     ACTUAL          BALANCE          ACTUAL         BALANCE          ACTUAL       ORIGINAL BALANCE
                                 --------------   -------------   -------------   -------------   --------------   ----------------
Class A-1 Notes                  $61,828,275.53         $132.68   $1,315,438.78        $2.82      $63,143,714.31        $135.50
Class A-2a Notes                 $         0.00         $  0.00   $  813,000.00        $2.71      $   813,000.00        $  2.71
Class A-2b Notes                 $         0.00         $  0.00   $  809,023.53        $2.81      $   809,023.53        $  2.81
Class A-3a Notes                 $         0.00         $  0.00   $  689,698.80        $2.70      $   689,698.80        $  2.70
Class A-3b Notes                 $         0.00         $  0.00   $  830,141.67        $2.82      $   830,141.67        $  2.82
Class A-4a Notes                 $         0.00         $  0.00   $  394,742.55        $2.74      $   394,742.55        $  2.74
Class A-4b Notes                 $         0.00         $  0.00   $  410,954.17        $2.83      $   410,954.17        $  2.83
Class B Notes                    $         0.00         $  0.00   $  167,325.20        $2.80      $   167,325.20        $  2.80
Class C Notes                    $         0.00         $  0.00   $  115,536.00        $2.90      $   115,536.00        $  2.90
Class D Notes                    $         0.00         $  0.00   $  140,432.48        $3.53      $   140,432.48        $  3.53
                                 --------------                   -------------                   --------------
TOTAL                            $61,828,275.53                   $5,686,293.18                   $67,514,568.71

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        June, 2007
Payment Date                                                                                                              7/16/2007
Transaction Month                                                                                                                 1

V. NOTE BALANCE AND POOL INFORMATION

                                                    BEGINNING OF PERIOD                         END OF PERIOD
                                                          BALANCE               NOTE FACTOR        BALANCE              NOTE FACTOR
                                                    -------------------         -----------   -----------------         -----------
Class A-1 Notes                                      $  466,000,000.00            1.0000000   $  404,171,724.47           0.8673213
Class A-2a Notes                                     $  300,000,000.00            1.0000000   $  300,000,000.00           1.0000000
Class A-2b Notes                                     $  287,596,000.00            1.0000000   $  287,596,000.00           1.0000000
Class A-3a Notes                                     $  255,444,000.00            1.0000000   $  255,444,000.00           1.0000000
Class A-3b Notes                                     $  294,000,000.00            1.0000000   $  294,000,000.00           1.0000000
Class A-4a Notes                                     $  144,330,000.00            1.0000000   $  144,330,000.00           1.0000000
Class A-4b Notes                                     $  145,000,000.00            1.0000000   $  145,000,000.00           1.0000000
Class B Notes                                        $   59,759,000.00            1.0000000   $   59,759,000.00           1.0000000
Class C Notes                                        $   39,840,000.00            1.0000000   $   39,840,000.00           1.0000000
Class D Notes                                        $   39,839,000.00            1.0000000   $   39,839,000.00           1.0000000
                                                     -----------------            ---------   -----------------           ---------
TOTAL                                                $2,031,808,000.00            1.0000000   $1,969,979,724.47           0.9695698

POOL INFORMATION
   Weighted Average APR                                                               4.390%                                  4.370%
   Weighted Average Remaining Term                                                    56.50                                   55.70
   Number of Receivables Outstanding                                                102,246                                 100,675
   Pool Balance                                                           $2,224,998,964.25                       $2,163,725,231.37
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,991,968,717.85                       $1,938,240,970.28
   Pool Factor                                                                    1.0000000                               0.9724612

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                          $ 11,124,994.82
Targeted Credit Enhancement Amount                                                                                  $ 21,637,252.31
Yield Supplement Overcollateralization Amount                                                                       $225,484,261.09
Targeted Overcollateralization Amount                                                                               $235,996,518.58
Actual Overcollateralization Amount (EOP Pool Balance -EOP  Note Balance)                                           $193,745,506.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                    $11,124,994.82
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                     --------------
Ending Reserve Account Balance                                                                                       $11,124,994.82
Change in Reserve Account Balance                                                                                    $         0.00

Specified Reserve Balance                                                                                            $11,124,994.82

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        June, 2007
Payment Date                                                                                                              7/16/2007
Transaction Month                                                                                                                 1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                                  # OF RECEIVABLES         AMOUNT
                                                                                                  ----------------        ---------
Realized Loss                                                                                                  108        $8,263.70
(Recoveries)                                                                                                     0        $    0.00
                                                                                                                          ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                                  $8,263.70
Cumulative Net Losses Last Collection                                                                                     $    0.00
                                                                                                                          ---------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                                          $8,263.70

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                             0.00%

DELINQUENT RECEIVABLES:

                                                                                  % OF EOP POOL   # OF RECEIVABLES       AMOUNT
                                                                                  -------------   ----------------   --------------
31-60 Days Delinquent                                                                      0.59%               559   $12,807,206.43
61-90 Days Delinquent                                                                      0.00%                 1   $    10,233.77
91-120 Days Delinquent                                                                     0.00%                 0   $         0.00
Over 120 Days Delinquent                                                                   0.00%                 0   $         0.00
                                                                                           ----                ---   --------------
TOTAL DELINQUENT RECEIVABLES                                                               0.59%               560   $12,817,440.20

REPOSSESION INVENTORY:
Repossesed in the Current Collection Period                                                                     11   $   221,445.49
Total Repossesed Inventory                                                                                       9   $   221,445.49

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                           0.0000%
Preceding Collection Period                                                                                                  0.0000%
Current Collection Period                                                                                                    0.0045%
Three Month Average                                                                                                          0.0000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                           0.0000%
Preceding Collection Period                                                                                                  0.0000%
Current Collection Period                                                                                                    0.0010%
Three Month Average                                                                                                          0.0000%